Supplementary Disclosures of Cash Flow Information (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Supplemental disclosure of non-cash investing and financing activities:
Accounts payable added to debt	$ 89,038
Fixed asset purchases in accounts payable	409,192
Issuance of units for debt	49,590
Interest added to debt	123,870
Supplemental disclosures of cash flow activity:
Cash paid for interest	$ 47,316	$ 7,886	$ 15,573	$ 27,540